BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
BASIS OF PRESENTATION

NOTE 1 — BASIS OF PRESENTATION

The accompanying unaudited consolidated interim financial statements of EMI Holding Inc., (formally, “Emmaus Life Sciences, Inc.”) and its direct and indirect consolidated subsidiaries (collectively, the “Company” or “Emmaus”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) on the basis that the Company will continue as a going concern. The consolidated financial statements include the accounts of the Company and its consolidated subsidiaries. All significant intercompany transactions have been eliminated. The Company’s unaudited consolidated interim financial statements contain adjustments, including normal recurring accruals necessary to present fairly the Company’s consolidated financial position, results of operations, and cash flows. Due to the uncertainty of the Company’s ability to meet its current operating and capital expenses, there is substantial doubt about the Company’s ability to continue as a going concern, as the continuation and expansion of its business is dependent upon obtaining further financing, market acceptance of Endari®, and achieving a profitable level of revenues. The consolidated interim financial statements do not include any adjustments that might result from the outcome of these uncertainties. The consolidated interim financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K for the year ended December 31, 2018, filed with the Securities and Exchange Commission (“SEC”) on March 21, 2019 (the “Annual Report”). Interim results for the periods presented herein are not necessarily indicative of the results that may be expected for the fiscal year ending December 31, 2019.

Principles of consolidation—The consolidated financial statements include the accounts of the Company (and its wholly‑owned subsidiary, Emmaus Medical, Inc. and Emmaus Medical, Inc.’s wholly‑owned subsidiaries, Newfield Nutrition Corp., Emmaus Medical Japan, Inc. (“EMJ”), Emmaus Life Sciences, Co. Ltd (“ELSK”) and Emmaus Medical Europe, Ltd (“EM Europe”)). All significant intercompany transactions have been eliminated.

The Company also consolidates EJ Holdings, Inc., a Japanese corporation as a variable interest entity (VIE) on the basis that the Company is a 40% shareholder and the primary beneficiary of the VIE. The Company is deemed to be the primary beneficiary of the VIE if it has both (a) the power to direct the activities of the VIE that most significantly affect the VIE’s economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

The preparation of the consolidated financial statements requires the use of management estimates that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reported period. Actual results could differ materially from those estimates.